August 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock Pennsylvania Municipal Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
August 31, 2026
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.1%
Transportation — 0.1%
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	$710	$ 450,850
Pennsylvania — 93.4%
Corporate — 7.2%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	1,240	1,259,827
Pennsylvania Economic Development Financing Authority, RB
6.88%, 09/01/47(b)	4,245	4,755,180
AMT, 3.03%, 07/01/51(a)	5,000	5,000,005
Series A, AMT, 3.25%, 08/01/37(a)	2,500	2,499,872
Series B-2, AMT, 3.05%, 04/01/49(a)	2,450	2,447,860
Pennsylvania Economic Development Financing Authority, Refunding RB
2.50%, 12/01/30(a)	2,485	2,483,437
Series B, 5.25%, 12/01/38(a)	430	430,583
Series C, 5.25%, 12/01/37(a)	755	756,052
AMT, 5.50%, 11/01/44	1,355	1,335,183
		20,967,999
County/City/Special District/School District — 14.2%
Abington School District, GO, (BAM SAW), 04/01/56(c)	2,585	2,629,512
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,405	1,410,712
5.00%, 05/01/42	1,940	1,979,606
6.00%, 05/01/42	2,500	2,690,398
Series A, 5.25%, 05/01/42	1,000	1,015,094
Avon Grove School District Chester County, Refunding GOL
(SAW), 5.00%, 11/15/27	700	719,508
(SAW), 5.00%, 11/15/28	875	917,402
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,080	1,018,268
5.00%, 03/01/38	261	261,375
5.13%, 03/01/48	577	564,672
4.75%, 03/01/50	2,635	2,322,563
City of Philadelphia Pennsylvania, GO
Series A, 5.25%, 08/01/45	750	798,565
Series B, 5.00%, 02/01/39	1,540	1,586,732
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/41	750	776,911
Coatesville School District, GOL, CAB(d)
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,715,426
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,478,780
Northern York County School District, GOL, (SAW), 11/15/51(c)	2,000	2,044,928
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,469,566
AMT, 5.50%, 06/30/43	2,500	2,612,916
AMT, 6.00%, 06/30/61	1,945	2,028,527
Radnor Township School District, GOL, (SAW), 5.00%, 08/15/55	1,300	1,326,062
Redevelopment Authority of The County of Washington, Refunding TA, 5.00%, 07/01/28	170	172,764
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	4,000	4,206,994
Series D, (SAW), 3.00%, 09/01/44	4,640	3,603,191
Security	Par (000)	Value
County/City/Special District/School District (continued)
Seneca Valley School District, GOL, (SAW), 5.00%, 03/01/50	$700	$ 714,669
State College Area School District, GOL, Series A, (SAW), 03/15/51(c)	1,600	1,635,591
		41,700,732
Education — 18.2%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	600	553,617
5.00%, 10/01/49	795	663,231
Bucks County Industrial Development Authority, RB
5.00%, 03/15/36	430	447,365
5.00%, 03/15/41	290	289,079
5.00%, 03/15/51	1,420	1,319,395
5.13%, 03/15/56	870	805,578
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	4,000	3,460,452
Cumberland County Municipal Authority, Refunding RB, 5.00%, 05/01/56	2,000	1,994,220
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	1,735	1,601,488
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 08/01/49	800	816,009
Pennsylvania Higher Education Assistance Agency, RB
Series A, 2.63%, 06/01/42	970	841,511
Sub-Series 1C, AMT, 5.00%, 06/01/51	4,370	4,021,349
Series 1, AMT, Subordinate, 5.25%, 06/01/53	720	675,523
Series 1C, AMT, Subordinate, 5.50%, 06/01/52	1,515	1,456,715
Series B, AMT, Subordinate, 3.00%, 06/01/47	1,700	1,154,423
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	441,144
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	687,829
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 06/15/55	2,300	1,953,594
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/41	810	810,118
Series A, 5.00%, 11/01/29	1,150	1,186,902
Series A, 5.00%, 11/01/31	205	212,688
Series A, 4.00%, 05/01/50	5,000	4,234,289
Pennsylvania State University, RB, 5.25%, 09/01/53	4,010	4,132,157
Pennsylvania State University, Refunding RB, Series A, 5.50%, 09/01/55	5,960	6,297,902
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	265	261,918
5.00%, 06/15/39	590	563,010
4.00%, 12/01/48	8,090	7,336,571
5.00%, 06/15/50	800	713,043
5.25%, 11/01/52	2,145	2,161,433
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	600	582,819
Series A, 5.25%, 06/15/52	625	588,648
State Public School Building Authority, Refunding RB
(BAM), 5.00%, 06/15/27	615	625,539
(BAM), 5.00%, 06/15/28	220	227,948
		53,117,507
Health — 16.4%
Allegheny County Hospital Development Authority, RB, Series D2, 2.98%, 11/15/47(a)	2,865	2,850,349
Allegheny County Hospital Development Authority, Refunding RB, Series A, 4.00%, 04/01/37	4,300	4,169,057

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/50	$2,260	$ 1,928,472
Chester County Health and Education Facilities Authority, Refunding RB
5.25%, 06/01/55	2,250	2,258,270
Series A, 5.25%, 12/01/45	1,500	1,199,622
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	645	632,374
4.13%, 01/01/38	260	252,387
5.00%, 01/01/38	1,480	1,480,491
Doylestown Hospital Authority, RB, 4.00%, 07/01/45	1,125	1,033,761
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	3,440	2,952,842
Geisinger Authority, Refunding RB, Series A-1, 4.00%, 02/15/47	1,800	1,552,833
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	985	837,471
5.00%, 12/01/49	730	686,196
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	690	692,255
Series A, 5.00%, 12/01/55	700	666,676
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	995,282
Series B, (BAM-TCRS), 4.00%, 05/01/52	1,965	1,679,245
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	2,500	2,500,493
5.00%, 12/01/46	850	816,812
Northampton County General Purpose Authority, Refunding RB, Series A1, 4.00%, 08/15/43	2,915	2,698,649
Pennsylvania Economic Development Financing Authority, RB, Series A-2, 4.00%, 05/15/53	1,480	1,244,747
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 5.25%, 12/15/51	2,900	2,965,383
Series A, 4.00%, 02/15/52	860	724,724
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	4,265	3,131,374
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/43	2,850	2,651,222
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	3,120	2,762,396
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(e)	2,500	2,518,911
		47,882,294
Housing — 12.1%
Pennsylvania Housing Finance Agency, RB, M/F Housing
3.15%, 01/01/46(a)	1,500	1,499,693
Series A, (FHLMC), 4.85%, 08/01/45	3,370	3,224,275
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	2,350	2,417,907
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,880	2,800,056
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,475	2,649,052
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,525	1,477,407
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	2,000	1,936,758
Series 148A, Sustainability Bonds, 4.80%, 10/01/55	3,180	3,068,695
Series 149A, Sustainability Bonds, 5.20%, 04/01/53	1,415	1,415,910
Series 151-A, Sustainability Bonds, 4.95%, 10/01/53	3,300	3,206,324
Security	Par (000)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing (continued)
Series 151-A, Sustainability Bonds, 6.25%, 10/01/55	$3,286	$ 3,665,078
Series 152-A, Sustainability Bonds, 4.10%, 10/01/41	700	657,294
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,500	1,533,781
Series 150A, Sustainability Bonds, 5.25%, 10/01/52	2,830	2,789,772
Philadelphia Authority for Industrial Development, RB, M/F Housing, 5.50%, 12/01/26(b)(e)	3,000	3,018,689
		35,360,691
State — 2.4%
Commonwealth of Pennsylvania, GO
Series 1, Class B, 4.00%, 08/15/43	2,750	2,597,518
Series 1, Class B, 4.25%, 04/01/46	1,980	1,910,228
Series 2020, 2.13%, 05/01/40	2,000	1,450,269
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 3.00%, 12/01/51	1,500	1,049,313
		7,007,328
Tobacco — 0.8%
Commonwealth Financing Authority, RB, 5.00%, 06/01/35	2,205	2,263,730
Transportation — 16.2%
Allegheny County Airport Authority, ARB, Series A, AMT, (AG), 5.25%, 01/01/39	1,120	1,199,329
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AG), 4.00%, 07/01/40	1,075	1,016,757
AMT, (AG), 4.00%, 07/01/46	6,000	5,313,091
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB
Series B, AMT, 5.50%, 07/01/51	750	773,653
Series C, AMT, 4.00%, 07/01/50	850	724,775
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	2,400	2,403,089
AMT, 5.25%, 06/30/53	3,770	3,772,815
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	6,965	6,045,688
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,006,190
Series 1, Subordinate, 5.00%, 12/01/40	2,965	3,105,508
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,760,800
Series A, Subordinate, 3.00%, 12/01/42	3,100	2,434,470
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,552,990
Series A, Subordinate, 4.00%, 12/01/49	2,500	2,176,317
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,151,020
Pennsylvania Turnpike Commission, RB, CAB, Series A-3, (BAM-TCRS), 0.00%, 12/01/41(d)	1,820	871,320
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	5,000	4,340,049
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	2,000	2,080,266
5.25%, 06/01/52	3,695	3,794,992
		47,523,119
Utilities — 5.9%
Allegheny County Sanitary Authority, Refunding RB, 4.00%, 12/01/49	640	565,444
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series C, (AG), 5.25%, 09/01/49	$2,000	$ 2,089,673
Series C, 5.50%, 06/01/52	3,100	3,240,795
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AG), 4.50%, 09/01/48	1,660	1,622,325
Philadelphia Gas Works Co., Refunding RB
10/01/36(c)	2,290	2,528,105
Series A, 5.25%, 08/01/54	4,000	4,121,962
Westmoreland County Municipal Authority, RB, 5.00%, 08/15/49	3,000	3,050,602
		17,218,906
Total Municipal Bonds in Pennsylvania		273,042,306
Puerto Rico — 4.2%
County/City/Special District/School District — 1.1%
Municipality of San Juan Puerto Rico, GO
Series A, 5.00%, 07/01/35	250	267,142
Series A, 5.00%, 07/01/36	40	42,586
Series A, 5.00%, 07/01/38	40	41,830
Series A, 5.25%, 07/01/39	250	264,830
Series A, 5.25%, 07/01/40	40	42,015
Series A, 5.25%, 07/01/41	220	230,389
Series A, 5.25%, 07/01/42	40	41,754
Series A, 5.25%, 07/01/43	160	166,560
Series A, 5.25%, 07/01/44	20	20,782
Series A, 5.25%, 07/01/45	285	295,996
Series A, 5.00%, 07/01/46	260	264,147
Series A, 5.00%, 07/01/51	1,540	1,556,118
		3,234,149
State — 3.1%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,643	1,772,649
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(f)(g)	3,349	1,100,984
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-1, Restructured, 5.00%, 07/01/58	600	581,310
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/29	5,700	5,190,660
Series B-1, Restructured, 0.00%, 07/01/46	925	331,318
		8,976,921
Total Municipal Bonds in Puerto Rico		12,211,070
Wisconsin — 0.7%
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,050	1,070,861
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,028,564
Total Municipal Bonds in Wisconsin		2,099,425
Total Municipal Bonds — 98.4% (Cost: $294,791,331)		287,803,651
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Pennsylvania — 6.6%
Health — 2.1%
Pennsylvania Higher Educational Facilities Authority, RB, Series 2025, 0.00%, 08/15/50(i)	6,000	6,250,954
Security	Par (000)	Value
Housing — 2.3%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, Series 147 A, 4.70%, 10/01/49(i)	$1,840	$ 1,791,672
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Sustainability Bonds, Series 142-A, 5.00%, 10/01/50	4,997	4,946,045
		6,737,717
Utilities — 2.2%
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/54(i)	6,102	6,288,219
Total Municipal Bonds in Pennsylvania		19,276,890
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.6% (Cost: $19,452,552)		19,276,890

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(g)(j)	33,532	16,766
Total Warrants — 0.0% (Cost: $ — )		16,766
Total Long-Term Investments — 105.0% (Cost: $314,243,883)		307,097,307
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.21%(k)(l)	372,041	372,079
Total Short-Term Securities — 0.1% (Cost: $372,078)		372,079
Total Investments — 105.1% (Cost: $314,615,961)		307,469,386
Liabilities in Excess of Other Assets — (0.6)%		(1,722,458)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%		(13,273,722)
Net Assets — 100.0%		$ 292,473,206

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 1, 2032 to October 1, 2042, is $9,858,109.

(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Pennsylvania Municipal Bond Fund

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 25,733,400	$ —	$ (25,361,321)(a)	$ —	$ —	$ 372,079	372,041	$ 53,544	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 287,803,651	$ —	$ 287,803,651
Municipal Bonds Transferred to Tender Option Bond Trusts	—	19,276,890	—	19,276,890
Warrants	—	—	16,766	16,766
Short-Term Securities
Money Market Funds	372,079	—	—	372,079
	$372,079	$307,080,541	$16,766	$307,469,386
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $13,233,845 are categorized as Level 2 within the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Pennsylvania Municipal Bond Fund

Portfolio Abbreviation
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation